Segment Information	12 Months Ended
Dec. 31, 2021
Disclosure of Segment Information [Abstract]
SEGMENT INFORMATION

6. SEGMENT INFORMATION

Telesat operates in a single operating segment, in which it provides satellite-based services to its broadcast, enterprise and consulting customers around the world.

The Company derives revenue from the following services:

Broadcast — Direct-to-home television, video distribution and contribution, and occasional use services.

Enterprise — Telecommunication carrier and integrator, government, consumer broadband, resource, maritime and aeronautical, retail and satellite operator services.

Consulting and other — Consulting services related to space and earth segments, government studies, satellite control services, and research and development.

Revenue derived from the above services were as follows:

For the years ended December 31,	2021	2020	2019
Broadcast	$390,815	$411,407	$444,478
Enterprise	354,126	389,696	444,732
Consulting and other	13,271	19,365	21,683
Revenue	$758,212	$820,468	$910,893

Equipment sales included within the various services were as follows:

For the years ended December 31,	2021	2020	2019
Broadcast	$67	$1,300	$233
Enterprise	10,023	13,693	8,323
Revenue	$10,090	$14,993	$8,556

Geographic Information

Revenue by geographic regions was based on the point of origin of the revenue, which was the destination of the billing invoice, and was allocated as follows:

For the years ended December 31,	2021	2020	2019
Canada	$330,832	$362,939	$395,235
United States	292,474	307,433	329,634
Europe, Middle East & Africa	40,822	44,710	50,911
Latin America & Caribbean	55,818	64,024	73,120
Asia & Australia	38,266	41,362	61,993
Revenue	$758,212	$820,468	$910,893

For disclosure purposes, the satellites and the intangible assets have been classified based on ownership. Satellites, property and other equipment and intangible assets by geographic regions were allocated as follows:

As at December 31,	2021	2020
Canada	$814,565	$624,303
United Kingdom	541,126	596,625
Europe, Middle East & Africa (excluding United Kingdom)	19,310	23,334
United States	54,390	71,659
All others	2,384	2,605
Satellites, property and other equipment	$1,431,775	$1,318,526
As at December 31,	2021	2020
Canada	$707,502	$718,880
United States	38,039	38,448
Latin America & Caribbean	12,643	15,114
All others	5,894	6,748
Intangible assets	$764,078	$779,190

Other long-term assets by geographic regions were allocated as follows:

As at December 31	2021	2020
Canada	$30,979	$1,052
United Kingdom	275	452
Other long-term assets	$31,254	$1,504

Goodwill was not allocated to geographic regions.

Major Customers

For the years ended December 31, 2021 and 2020, there were two significant customers each representing more than 10% of consolidated revenue. For the year ended December 31, 2019, there were three significant customers each representing more than 10% of consolidated revenue.